Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Millions of Yen
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥36,946	¥—	¥—	¥36,946
Foreign equity securities	7,813	—	—	7,813
Foreign corporate bonds	1,865	—	—	1,865
Derivative instruments:
Interest rate swap agreements	—	52	—	52
Foreign currency contracts	—	356	—	356
Foreign currency options	—	128	—	128
Other investments	—	—	5,816	5,816

Total assets	¥46,624	¥536	¥5,816	¥52,976

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,737	—	2,737
Foreign currency contracts	—	4,423	—	4,423
Foreign currency options	—	426	—	426

Total liabilities	¥—	¥7,586	¥—	¥7,586

	Millions of Yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	¥38,243	¥—	¥—	¥38,243
Foreign equity securities	6,850	—	—	6,850
Foreign corporate bonds	1,845	—	—	1,845
Derivative instruments:
Interest rate swap agreements	—	4	—	4
Foreign currency contracts	—	1,497	—	1,497
Foreign currency options	—	20	—	20

Total assets	¥46,938	¥1,521	¥—	¥48,459

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	2,935	—	2,935
Foreign currency contracts	—	3,564	—	3,564
Foreign currency options	—	64	—	64

Total liabilities	¥—	¥6,563	¥—	¥6,563

	Thousands of Dollars
	March 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale securities:
Domestic equity securities	$460,759	$—	$—	$460,759
Foreign equity securities	82,530	—	—	82,530
Foreign corporate bonds	22,229	—	—	22,229
Derivative instruments:
Interest rate swap agreements	—	48	—	48
Foreign currency contracts	—	18,036	—	18,036
Foreign currency options	—	241	—	241

Total assets	$565,518	$18,325	$—	$583,843

Liabilities:
Derivatives instruments:
Interest rate swap agreements	—	35,361	—	35,361
Foreign currency contracts	—	42,940	—	42,940
Foreign currency options	—	771	—	771

Total liabilities	$—	$79,072	$—	$79,072

Reconciliation of Activity for Retained Interest on a Net Basis

Millions of yen
2010
Balance at beginning of period	¥4,293
Total gains or losses (realized and unrealized)
Included in net income attributable to Ricoh Company, Ltd.	—
Included in other comprehensive income (loss)	—
Sales, collections and repurchases, net	1,523

Balance at end of period	¥5,816